UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.      Name and address of Issuer:    The BBH Fund, Inc.
                                       40 Water Street
                                       Boston, MA 02127

2. The name of each series or class of funds for which this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        The BBH Inflation-Indexed Securities Fund
        The BBH International Equity Fund
        The BBH Broad Market Fixed Income Fund
        The BBH Tax-Efficient Equity Fund

3.      Investment Company Act File Number: 811-06139
        Securities Act File Number:          33-48605

4(a).   Last day of fiscal year for which this notice
		is filed: October 31, 2005

4(b).   [ ] Check box if this Form is being  filed  late
		(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If Form is being filed late, interest must be paid on the registration fee due.

4(c).   [] Check the box if this is the last time
	   the issuer will be filing this Form.

5.      Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

        The BBH Inflation-Indexed Securities Fund	255,168,112
        The BBH International Equity Fund 		151,602,491
        The BBH Broad Market Fixed Income Fund	 	90,003,475
        The BBH Tax-Efficient Equity Fund			17,978,317

        (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:


        The BBH Inflation-Indexed Securities Fund	112,653,841
        The BBH International Equity Fund			43,064,646
        The BBH Broad Market Fixed Income Fund		39,624,386
        The BBH Tax-Efficient Equity Fund   		8,787,910

        (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year
	     	 ending no earlier than October 11, 1995 that
             were not previously used to reduce
             registration fee payable to the Commission:

	As of October 31, 2005
            The BBH Inflation-Indexed Securities Fund		-
            The BBH International Equity Fund			-
            The BBH Broad Market Fixed Income Fund 		-
            The BBH Tax-Efficient Equity Fund			-

        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii)]:

            The BBH Inflation-Indexed Securities Fund	112,653,841
        	The BBH International Equity Fund		43,064,646
        	The BBH Broad Market Fixed Income Fund	39,624,386
            The BBH Tax-Efficient Equity Fund		8,787,910

        (v)  Net sales - if Item 5(i) is greater
             than Item 5(iv)[subtract Item 5(iv)
	     from Item 5(i)]:                          310,621,612

        (vi) Redemption credits available for use
             in future years - if Item 5(i) is less
             than Item 5(iv)[subtract Item
             5(iv) from Item 5(i):               	 -


        (vii)Multiplier for determining registration fee
             (See Instruction C.9)                         x .000107

       (viii)Registration fee due [multiply Item 5(v) by Item
             5 (vii)] (enter "0" if no fee is due):		33,236.51

6.      Prepaid Shares

     	If the response to Item 5(i) was determined by deducting
	an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in
	effect before [effective  date of rescission of rule
	24e-2], then report the amount of securities (number of
	shares or other units deducted here:  _____ .
	If there is a number of	shares or other units that were
	registered pursuant to rule 24e-2 remaining unsold at
	the end of the fiscal year for which this form is filed
	that are available for use by the issuer in future fiscal
	years, then state that	number here: _____.	 		-

7.   	Interest  due - if this Form is being filed more than
	90 days after the end of the issuer's fiscal year
	(see Instruction D):						-



8.   	Total of the amount of the  registration  fee
	due plus any  interest due [line 5(vii) plus
	line 7]:						33,236.51



9.   	Date the registration fee and any interest
	payment was sent to the	Commission's lockbox
	depository:

	January 15, 2006

     	Method of Delivery:

          [x]   Wire Transfer
          [ ]   Mail or other means

                                   SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)* /S/ Thomas Reynolds
                         Thomas Reynolds
                         Principal Financial Officer

	Date January 12, 2005

  	*Please print the name and title of the signing officer below the signature.